Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 1,149,505	$ 1,270,138
Development loans and other receivables	0	0
Total derivative instruments	0	0
Total financial assets	1,149,505	1,270,138
Long-term debt	2,716,700	2,623,628
Convertible debentures	285	276
Total derivative instruments	0	0
Total financial liabilities	2,716,985	2,623,904
Level 1 | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	0	0
Level 1 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 1 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 1 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Congestion revenue rights | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Cross-currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 1 | Cross-currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross-currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Cross-currency interest rate contract | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0	0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0	0
Development loans and other receivables	91,547	50,300
Total derivative instruments	69,804	73,397
Total financial assets	161,351	123,697
Long-term debt	4,811,721	4,075,403
Convertible debentures	0	0
Total derivative instruments	26,727	41,420
Total financial liabilities	4,865,579	4,143,678
Level 2 | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	15,188	15,180
Level 2 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		283
Level 2 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	139
Total derivative instruments		1,614
Level 2 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,441
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	65,711	69,188
Level 2 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	3,490
Level 2 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Congestion revenue rights | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 2 | Cross-currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	464
Total derivative instruments		15,435
Level 2 | Cross-currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	9,736
Level 2 | Cross-currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,267
Total derivative instruments	15,550	24,371
Level 2 | Cross-currency interest rate contract | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		2,659
Level 2 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	11,943	11,675
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	64,213	74,083
Development loans and other receivables	0	0
Total derivative instruments	7,757	10,503
Total financial assets	71,970	84,586
Long-term debt	0	0
Convertible debentures	0	0
Total derivative instruments	75,885	128,901
Total financial liabilities	75,885	128,901
Level 3 | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	0	0
Level 3 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 3 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 3 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 3 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	7,757
Level 3 | Congestion revenue rights | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		10,110
Level 3 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	64,370
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		120,284
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		393
Total derivative instruments	11,515	8,617
Level 3 | Cross-currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 3 | Cross-currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross-currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 3 | Cross-currency interest rate contract | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 3 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0	0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,213,718	1,344,207
Development loans and other receivables	98,313	53,680
Total derivative instruments	77,561	83,900
Total financial assets	1,389,592	1,481,787
Long-term debt	8,083,147	7,512,017
Convertible debentures	238	245
Total derivative instruments	102,612	170,321
Total financial liabilities	8,223,872	7,720,463
Carrying amount | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	25,808	25,808
Carrying amount | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		283
Carrying amount | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	139
Total derivative instruments		1,614
Carrying amount | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,441
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	65,711	69,188
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	3,490
Carrying amount | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	7,757	10,110
Carrying amount | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	64,370
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		120,284
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	11,515	8,617
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		393
Carrying amount | Cross-currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	464
Total derivative instruments		15,435
Carrying amount | Cross-currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	9,736
Carrying amount | Cross-currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,267
Total derivative instruments	15,550	24,371
Carrying amount | Cross-currency interest rate contract | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		2,659
Carrying amount | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	12,067	12,072
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,213,718	1,344,221
Development loans and other receivables	91,547	50,300
Total derivative instruments	77,561	83,900
Total financial assets	1,382,826	1,478,421
Long-term debt	7,528,421	6,699,031
Convertible debentures	285	276
Total derivative instruments	102,612	170,321
Total financial liabilities	7,658,449	6,896,483
Fair value | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	15,188	15,180
Fair value | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		283
Fair value | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	139
Total derivative instruments		1,614
Fair value | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,441
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	65,711	69,188
Fair value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	3,490
Fair value | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	7,757	10,110
Fair value | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	64,370
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		120,284
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	11,515	8,617
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		393
Fair value | Cross-currency interest rate contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	464
Total derivative instruments		15,435
Fair value | Cross-currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	9,736
Fair value | Cross-currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,267
Total derivative instruments	15,550	24,371
Fair value | Cross-currency interest rate contract | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		2,659
Fair value | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	$ 11,943	$ 11,675